Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

Operating Leases

The Company leases office and laboratory space with a one-year lease term. Rent is expensed as incurred.  The Company incurred rent expense of approximately $82,000 and $97,000 for the years ended December 31, 2018 and 2019, respectively. The Company will continue to account for its leases under ASC 840, Leases, until it adopts ASC 842, Leases, as discussed further under Recent Accounting Pronouncements Not Yet Adopted in Note 2.

Legal Proceedings

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

Indemnifications

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified party for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company intends to enter into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers to the fullest extent permitted by Delaware corporate law. The Company currently has directors’ and officers’ insurance coverage that reduces its exposure and enables the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.